RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Jinan QCY Intelligent Technology Co., Ltd
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	¥ (1,560)	¥ (1,279)
Beijing QC Technology Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	(146)	(654)
Beijing HJRT Technology Company, Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	(132)	¥ (132)
Members of management team of the Group
RELATED PARTY TRANSACTIONS [Line Items]
Borrowing from related party	¥ 1,203